SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares effective date of incentive plan					10 years
Award termination period after termination of employment or service					30 days
Award termination period after death					1 year
Award termination period after disability or retirement					5 years
Stock options exercises (in shares)					182,923	1,418,219	40,000
Cash received from option exercises					$ 1,651	$ 12,612	$ 354
Intrinsic value of options exercised					$ 1,400	$ 9,900	$ 0
Stock options granted (in shares)					10,424	28,535	10,543
Average grant-date fair value of options (in dollars per share)					$ 6.59	$ 5.38	$ 7.91
Capitalized amount of share-based compensation cost in inventory					$ 0
Income tax benefits recognized as result of operations for share-based compensation arrangement					$ 4,000	$ 4,200	$ 3,700
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award termination period for incentive stock options					1 year
Market Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available under Incentive Plan					2,287,000	3,000,000
Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Award service period					3 years
Fair value of PSUs granted					$ 2,000	$ 2,400	1,500
Percentage of performance share awards paid in cash					50.00%
Percentage of performance share awards paid in stock					50.00%
Percentage of shares vested at end of performance period	50.00%
Performance Share Awards | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation percent of awards by value, of the long-term incentive awards plan					60.00%
Performance metric, cumulative free cash flow, percent					40.00%
Performance metric, cumulative earnings per share, percent					40.00%
Performance metric, total shareholder return, percent					20.00%
Minimum percentage of targeted number of shares					0.00%
Maximum percentage of targeted number of shares					200.00%
Stock issued during period, share-based compensation	100,000
Performance Share Awards | Key Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, share-based compensation	100,000
Performance Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period	149.30%
Performance Based Award | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of PSUs granted					$ 4,600	4,700	3,600
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of PSUs granted					$ 4,500	$ 4,200	$ 6,800
Restricted Stock | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation percent of awards by value, of the long-term incentive awards plan					40.00%
December 15, 2016 | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		50.00%
December 15, 2016 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period				66.67%
December 15, 2017 | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		50.00%
December 15, 2017 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period				33.33%
Non officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate					5.00%	5.00%	5.00%
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate					0.00%	0.00%	0.00%
Officer | Performance Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Officer | Vesting period, year one | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%
Officer | Vesting period, year two | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%
Officer | Vesting period, year three | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%
Minimum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Minimum | Time Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Minimum | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of actual shares to be awarded, range of target amounts					0.00%
Percentage of shares vested at end of performance period					50.00%
Maximum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Maximum | Time Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Maximum | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of actual shares to be awarded, range of target amounts					150.00%